Current and deferred income taxes - Analysis of deferred tax balances (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets and liabilities
Deferred income tax assets	$ 262,941	$ 201,154
Deferred income tax liabilities	(273,278)	(298,598)
Total	(10,337)	(97,444)	$ (100,418)	$ (107,304)
Tax credits on net operating losses
Analysis of deferred tax balances
Tax credits	160,905	106,817
Uncertain income tax treatments - note 5(b)
Analysis of deferred tax balances
Tax debits	(9,779)
Deferred tax assets and liabilities
Estimated financial effect of contingent liabilities	182,380
Foreign exchange losses
Analysis of deferred tax balances
Tax credits	31,027	50,766
Environmental obligation
Analysis of deferred tax balances
Tax credits	24,293	28,808
Asset retirement obligation
Analysis of deferred tax balances
Tax credits	18,751	19,879
Tax, civil and labor provisions
Analysis of deferred tax balances
Tax credits	6,962	9,389
Other provisions
Analysis of deferred tax balances
Tax credits	7,933	6,443
Provision for obsolete and slow-moving inventory
Analysis of deferred tax balances
Tax credits	5,734	5,308
Provision for employee benefits
Analysis of deferred tax balances
Tax credits	7,270	5,409
Capitalized interest
Analysis of deferred tax balances
Tax debits	(28,505)	(11,725)
Depreciation, amortization and asset impairment
Analysis of deferred tax balances
Tax debits	(247,552)	(328,834)
Other differences
Analysis of deferred tax balances
Tax credits	14,381	12,094
Tax debits	$ (1,757)	$ (1,798)